                                                As filed pursuant to Rule 497(e)
                                                under the Securities Act of 1933
                                                Registration No. 333-64338
                                                and 811-7727


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
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                          VARIABLE ANNUITY ACCOUNT FIVE
 (PORTION RELATING TO THE SEASON SELECT, SEASONS SELECT(II) AND SEASONS ADVISOR
                              VARIABLE ANNUITIES)
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                   SUPPLEMENT TO THE SEASONS SELECT PROSPECTUS
                               DATED JULY 27, 2001
                SUPPLEMENT TO THE SEASONS SELECT(II) PROSPECTUS
                              DATED OCTOBER 1, 2001
                  SUPPLEMENT TO THE SEASONS ADVISOR PROSPECTUS
                              DATED OCTOBER 1, 2001

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        On November 27, 2001, the Board of Trustees of the Seasons Series Trust,
the underlying funding vehicle for the Seasons Select, Seasons Select(II) and Seasons Advisor Variable Annuities, approved the replacement of Deutsche Asset Management, Inc. as the subadviser to the indexed components of the Select Portfolios.

        As of December 10, 2001, the subadviser to the indexed component of the following Select Portfolios will be AIG Global Investment Corp. ("AIGGIC"):
Large Cap Growth, Large Cap Composite, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap, International Equity and Diversified Fixed Income. All reference to Deutsche Asset Management ("Deutsche") throughout the prospectus is replaced with AIG Global Investment Corp. ("AIGGIC").

        This change will not affect the investment objective of any of the Select Portfolios.

Date: November 28, 2001




                Please keep this Supplement with your Prospectus.